Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts payable and accruals (included in employees and liabilities in respect thereof)	$ 62	$ 122